Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	September 30, 2022	December 31, 2021
Accrued professional fees	$542	$1,192
Accrued employee-related costs	4,018	2,213
Accrued merchant fees	—	184
Accrued interest	—	27
Legal accrual	—	1,302
Other	1,159	1,093

Accrued expenses	$5,719	$6,011

Accrued liabilities consist of the following (in thousands):

	2021	2020
Accrued professional fees	$1,192	$50
Accrued employee related costs	2,213	1,359
Accrued merchant fees	184	137
Accrued interest	27	38
Legal accrual	1,302	—
Other	1,093	398

	$6,011	$1,982